Prospectus Supplement                                          204210 5/03
dated May 19, 2003 to:

PUTNAM INVESTORS FUND
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.


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Portfolio leader      Since    Experience
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Paul C. Warren        2002     1997 - Present          Putnam Management
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Portfolio members     Since    Experience
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Richard P. Cervone    2002     1998 - Present          Putnam Management
                               Prior to July 1998      Loomis, Sayles and Co.
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Paul E. Marrkand      2002     1987 - Present          Putnam Management
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James C. Wiess        2002     2000 - Present          Putnam Management
                               Prior to April 2000     JP Morgan Company
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James Yu              2003     2002 - Present          Putnam Management
                               Prior to October 2002   John Hancock Funds
                               Prior to 2000           Merrill Lynch
                                                       Investment Management
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